UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10067

Investment Company Act File Number

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance VT Floating-Rate Income Fund

Eaton Vance VT Large-Cap Value Fund

Eaton Vance

VT Floating-Rate Income Fund

March 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 95.8%(1)

	N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 1.7%
DAE Aviation Holdings, Inc.
Term Loan, 5.56%, Maturing July 31, 2014	$1,454	$1,443,973
Term Loan, 5.56%, Maturing July 31, 2014	1,525	1,514,628
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017	199	198,748
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012	752	680,535
Sequa Corporation
Term Loan, Maturing December 3, 2014(2)	1,000	991,250
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	718	710,207
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017	424	424,820
Term Loan, 4.00%, Maturing February 14, 2017	913	915,264

		$6,879,425

Air Transport — 0.3%
Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015	$428	$373,463
Orbitz Worldwide Inc.
Term Loan, 3.32%, Maturing July 25, 2014	713	679,141

		$1,052,604

Automotive — 4.6%
Allison Transmission, Inc.
Term Loan, 2.75%, Maturing August 7, 2014	$2,779	$2,764,235
Autoparts Holdings Limited
Term Loan, Maturing July 28, 2017(2)	500	503,750
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017	4,080	4,152,195
Federal-Mogul Corporation
Term Loan, 2.18%, Maturing December 29, 2014	649	624,921
Term Loan, 2.18%, Maturing December 28, 2015	2,437	2,348,274
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 1.75%, Maturing April 30, 2014	3,025	3,020,590
HHI Holdings LLC
Term Loan, 7.00%, Maturing March 21, 2017	322	324,111
Metaldyne Company LLC
Term Loan, 5.25%, Maturing May 18, 2017	743	744,666
SRAM, LLC
Term Loan, 4.75%, Maturing June 7, 2018	619	620,134
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2016	1,759	1,761,551
TriMas Corporation
Term Loan, 4.27%, Maturing June 21, 2017	471	472,616
Veyance Technologies, Inc.
Term Loan, 2.75%, Maturing July 31, 2014	123	117,439
Term Loan, 2.75%, Maturing July 31, 2014	861	819,926

		$18,274,408

	N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Building and Development — 1.0%
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018	$347	$346,772
Goodman Global Inc.
Term Loan, 5.75%, Maturing October 28, 2016	721	726,677
NCI Building Systems, Inc.
Term Loan, 6.50%, Maturing April 18, 2014	82	81,337
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	1,969	1,966,332
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 30, 2019	725	731,344

		$3,852,462

Business Equipment and Services — 9.4%
ACCO Brands Corporation
Term Loan, Maturing March 8, 2019(2)	$250	$250,469
Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018	1,541	1,537,310
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	790	790,197
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016	1,405	1,334,812
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017	495	495,928
Altegrity, Inc.
Term Loan, 2.99%, Maturing February 21, 2015	1,045	1,002,520
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	349	346,944
Brand Energy & Infrastructure Services, Inc.
Term Loan, 3.76%, Maturing February 7, 2014	503	468,615
Brickman Group Holdings Inc.
Term Loan, 7.25%, Maturing October 14, 2016	1,481	1,494,829
Brock Holdings III, Inc.
Term Loan, 6.03%, Maturing March 16, 2017	504	504,309
ClientLogic Corporation
Term Loan, 7.33%, Maturing January 30, 2017	1,132	1,084,136
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016	311	311,359
Education Management LLC
Term Loan, Maturing March 29, 2018(2)	1,025	994,250
Endurance International Group, Inc. (The)
Term Loan, 7.75%, Maturing December 20, 2017	324	324,998
Fidelity National Information Solutions, Inc.
Term Loan, 4.25%, Maturing July 18, 2016	173	174,651
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019	275	277,647
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018	672	674,144
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017	173	173,951
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017	1,414	1,419,175

	N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Kronos, Inc.
Term Loan, 6.25%, Maturing December 28, 2017	$374	$378,738
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	1,603	1,613,123
Lawson Software Inc.
Term Loan, Maturing March 30, 2018(2)	2,500	2,475,000
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017	347	345,141
Monitronics International Inc
Term Loan, 5.50%, Maturing March 16, 2018	425	425,885
Oz Management LP
Term Loan, Maturing November 15, 2016(2)	650	549,250
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018	2,134	2,141,877
Res-Care, Inc.
Term Loan, 7.75%, Maturing December 22, 2016	848	835,256
Sabre, Inc.
Term Loan, 2.33%, Maturing September 30, 2014	3,062	2,879,291
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017	347	347,366
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016	272	273,090
Sungard Data Systems, Inc.
Term Loan, 3.98%, Maturing February 26, 2016	2,837	2,844,574
Term Loan, 3.99%, Maturing February 28, 2017	740	743,021
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017	844	843,800
Trans Union, LLC
Term Loan, 4.75%, Maturing February 12, 2018	1,832	1,851,555
Travelport LLC
Term Loan, 2.97%, Maturing August 23, 2013	154	144,552
Term Loan, 3.08%, Maturing August 23, 2013	595	559,695
Term Loan, 5.08%, Maturing August 21, 2015	1,674	1,529,593
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017	53	53,196
Term Loan, 6.00%, Maturing July 28, 2017	271	271,793
West Corporation
Term Loan, 2.65%, Maturing October 24, 2013	307	307,491
Term Loan, 4.49%, Maturing July 15, 2016	746	749,699
Term Loan, 4.60%, Maturing July 15, 2016	1,817	1,825,071

		$37,648,301

Cable and Satellite Television — 3.3%
Atlantic Broadband Finance, LLC
Term Loan, 4.00%, Maturing March 8, 2016	$511	$511,012
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017	1,012	1,012,398
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018	200	200,260
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019	2,325	2,306,837
Charter Communications Operating, LLC
Term Loan, 3.72%, Maturing September 6, 2016	1,974	1,971,037
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018	227	227,860

	N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Kabel Deutschland GMBH
Term Loan, 4.25%, Maturing February 1, 2019	$2,675	$2,673,884
MCC Iowa LLC
Term Loan, 1.95%, Maturing January 30, 2015	1,914	1,851,944
NDS Finance Limited
Term Loan, 4.00%, Maturing March 12, 2018	644	645,270
UPC Financing Partnership
Term Loan, 3.74%, Maturing December 30, 2016	753	750,848
Term Loan, 3.74%, Maturing December 29, 2017	1,000	995,625

		$13,146,975

Chemicals and Plastics — 4.1%
AZ Chem US Inc.
Term Loan, 7.25%, Maturing December 22, 2017	$1,528	$1,548,327
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017	1,221	1,231,546
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016	370	371,259
Huntsman International, LLC
Term Loan, 2.85%, Maturing April 19, 2017	1,204	1,189,109
Term Loan, 3.36%, Maturing April 19, 2017	442	436,951
Ineos US Finance LLC
Term Loan, 8.00%, Maturing December 16, 2014	90	93,869
Momentive Performance Materials Inc.
Term Loan, Maturing May 29, 2015(2)	325	311,187
Momentive Performance Materials USA Inc.
Term Loan, 3.75%, Maturing May 5, 2015	987	948,734
Momentive Specialty Chemicals Inc.
Term Loan, 2.50%, Maturing May 3, 2013	491	481,739
Term Loan, 4.00%, Maturing May 5, 2015	686	682,557
Term Loan, 4.25%, Maturing May 5, 2015	292	290,130
Term Loan, 4.25%, Maturing May 5, 2015	476	470,892
Term Loan, 4.31%, Maturing May 5, 2015	777	768,305
Norit NV
Term Loan, 6.75%, Maturing July 7, 2017	622	626,539
Omnova Solutions Inc.
Term Loan, 5.75%, Maturing May 31, 2017	1,409	1,417,726
PolyOne Corp.
Term Loan, 5.00%, Maturing December 20, 2017	488	490,890
Solutia, Inc.
Term Loan, 3.50%, Maturing August 1, 2017	690	690,367
Styron S.A.R.L, LLC
Term Loan, 6.00%, Maturing August 2, 2017	2,824	2,587,810
Tronox, Inc.
Term Loan, 1.00%, Maturing February 8, 2018(3)	91	91,128
Term Loan, 4.25%, Maturing February 8, 2018	334	334,555
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017	1,210	1,213,846

		$16,277,466

Conglomerates — 1.8%
Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014	$114	$114,137
Term Loan, 7.75%, Maturing September 22, 2014	75	74,438
Term Loan, 8.25%, Maturing September 22, 2014	46	45,619

	N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Rexnord Corporation
Term Loan, 5.00%, Maturing April 2, 2018	$1,625	$1,627,384
RGIS Holdings LLC
Term Loan, 2.74%, Maturing April 30, 2014	905	893,689
Term Loan, 2.97%, Maturing April 30, 2014	23	22,472
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016	999	1,002,865
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018	3,547	3,537,361

		$7,317,965

Containers and Glass Products — 2.0%
Berry Plastics Corporation
Term Loan, 2.24%, Maturing April 3, 2015	$1,803	$1,764,200
BWAY Corporation
Term Loan, 4.50%, Maturing February 23, 2018	117	117,325
Term Loan, 4.50%, Maturing February 23, 2018	1,269	1,272,750
Consolidated Container Company LLC
Term Loan, 2.50%, Maturing March 28, 2014	610	595,594
Pelican Products, Inc.
Term Loan, 5.00%, Maturing March 7, 2017	289	288,117
Reynolds Group Holdings Inc.
Term Loan, 6.50%, Maturing February 9, 2018	1,934	1,961,107
Term Loan, 6.50%, Maturing August 9, 2018	1,353	1,372,261
TricorBraun, Inc.
Term Loan, 2.49%, Maturing July 31, 2013	526	518,529

		$7,889,883

Cosmetics/Toiletries — 0.6%
Bausch & Lomb, Inc.
Term Loan, 3.67%, Maturing April 24, 2015	$1,844	$1,843,836
Huish Detergents, Inc.
Term Loan, 2.25%, Maturing April 25, 2014	572	542,925

		$2,386,761

Drugs — 0.9%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	$1,040	$1,040,734
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018	618	624,470
Endo Pharmaceuticals Holdings Inc.
Term Loan, 4.00%, Maturing June 18, 2018	250	250,379
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018	385	384,855
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	769	769,709
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	529	529,175

		$3,599,322

Electronics/Electrical — 5.8%
Aeroflex Incorporated
Term Loan, 4.25%, Maturing May 9, 2018	$272	$266,217
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016	1,450	1,460,456

	N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Attachmate Corporation
Term Loan, 6.50%, Maturing April 27, 2017	$981	$979,025
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018	1,485	1,487,989
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	728	728,619
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	1,290	1,281,985
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016	568	563,732
Freescale Semiconductor, Inc.
Term Loan, 4.49%, Maturing December 1, 2016	1,870	1,824,676
Infor Enterprise Solutions Holdings, Inc.
Term Loan, 5.97%, Maturing July 28, 2015	645	641,648
Term Loan, 5.97%, Maturing July 28, 2015	1,072	1,066,390
Term Loan, 7.25%, Maturing July 28, 2015	499	498,613
Term Loan - Second Lien, 6.49%, Maturing March 3, 2014	367	366,438
Term Loan - Second Lien, 6.49%, Maturing March 3, 2014	633	627,950
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018	721	722,754
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018	423	424,989
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	1,287	1,263,405
Term Loan, 5.50%, Maturing March 3, 2017	473	471,837
Term Loan, 5.25%, Maturing March 19, 2019	850	843,625
Rocket Software, Inc.
Term Loan, 7.00%, Maturing February 8, 2018	224	225,139
Rovi Solutions Corporation
Term Loan, Maturing March 28, 2019(2)	400	398,000
SafeNet Inc.
Term Loan, 2.74%, Maturing April 12, 2014	662	649,117
Sensata Technologies Finance Company, LLC
Term Loan, 4.00%, Maturing May 11, 2018	1,762	1,762,605
Serena Software, Inc.
Term Loan, 4.47%, Maturing March 10, 2016	1,648	1,606,853
Shield Finance Co S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016	403	402,688
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	600	610,200
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016	323	323,369
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	224	225,307
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	494	491,695
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	932	925,579

		$23,140,900

Equipment Leasing — 0.9%
BakerCorp International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018	$1,356	$1,361,049
Delos Aircraft Inc.
Term Loan, 7.00%, Maturing March 17, 2016	500	503,093
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	1,750	1,765,312

		$3,629,454

	N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Financial Intermediaries — 2.8%
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 8, 2017	$568	$569,232
CB Richard Ellis Services, Inc.
Term Loan, 3.49%, Maturing March 5, 2018	319	317,689
Term Loan, 3.74%, Maturing September 4, 2019	301	300,039
Citco III Limited
Term Loan, 5.50%, Maturing June 29, 2018	819	812,671
First Data Corporation
Term Loan, 2.99%, Maturing September 24, 2014	492	474,537
Term Loan, 2.99%, Maturing September 24, 2014	500	482,816
Term Loan, 2.99%, Maturing September 24, 2014	514	496,645
Term Loan, 4.24%, Maturing March 23, 2018	830	757,973
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	964	927,505
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	375	375,938
Harbourvest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016	448	450,512
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	447	446,359
LPL Holdings, Inc.
Term Loan, Maturing March 23, 2017(2)	475	465,500
Term Loan, 4.00%, Maturing March 22, 2019	1,525	1,525,953
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	323	324,175
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018	418	421,734
Nuveen Investments, Inc.
Term Loan, 5.75%, Maturing May 12, 2017	776	776,329
Term Loan, 5.76%, Maturing May 13, 2017	664	665,450
RJO Holdings Corp.
Term Loan, 6.25%, Maturing December 10, 2015(4)	7	6,137
Term Loan, 7.00%, Maturing December 10, 2015(4)	237	185,407
Vantiv, LLC
Term Loan, 2.75%, Maturing February 27, 2019	225	225,492

		$11,008,093

Food Products — 4.2%
Dean Foods Company
Term Loan, 1.75%, Maturing April 2, 2014	$2,142	$2,123,392
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018	3,647	3,642,878
Dole Food Company Inc.
Term Loan, 5.04%, Maturing July 6, 2018	486	489,668
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing January 3, 2018	244	245,139
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018	2,987	2,995,392
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	1,285	1,287,275

	N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017	$2,352	$2,357,601
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016	703	703,849
Pinnacle Foods Finance LLC
Term Loan, 2.83%, Maturing April 2, 2014	2,031	2,036,026
Solvest Ltd.
Term Loan, 5.03%, Maturing July 6, 2018	870	876,250

		$16,757,470

Food Service — 4.0%
Aramark Corporation
Term Loan, 3.34%, Maturing July 26, 2016	$48	$48,209
Term Loan, 3.34%, Maturing July 26, 2016	216	215,693
Term Loan, 3.49%, Maturing July 26, 2016	3,285	3,279,754
Term Loan, 3.65%, Maturing July 26, 2016	898	896,091
Buffets, Inc.
Term Loan, 0.00%, Maturing April 22, 2015(5)	116	61,421
Burger King Corporation
Term Loan, 4.50%, Maturing October 19, 2016	2,033	2,033,115
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017	1,452	1,454,498
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017	1,882	1,883,982
JRD Holdings Inc.
Term Loan, 2.50%, Maturing July 2, 2014	1,041	1,046,859
NPC International, Inc.
Term Loan, Maturing April 12, 2019(2)	325	325,000
OSI Restaurant Partners, LLC
Term Loan, 3.19%, Maturing June 14, 2013	247	243,277
Term Loan, 2.57%, Maturing June 14, 2014	2,368	2,329,933
U.S. Foodservice, Inc.
Term Loan, 2.74%, Maturing July 3, 2014	1,486	1,436,655
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 12, 2019	650	648,282

		$15,902,769

Food/Drug Retailers — 2.4%
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018	$2,250	$2,249,057
Pantry, Inc. (The)
Term Loan, 2.00%, Maturing May 15, 2014	513	505,497
Rite Aid Corporation
Term Loan, 2.00%, Maturing June 4, 2014	3,870	3,808,915
Term Loan, 4.50%, Maturing March 2, 2018	996	986,564
Roundy’s Supermarkets, Inc.
Term Loan, 5.75%, Maturing February 8, 2019	525	528,938
Supervalu Inc.
Term Loan, 4.50%, Maturing April 28, 2018	1,584	1,586,306

		$9,665,277

Health Care — 12.4%
Alere, Inc.
Term Loan, 4.50%, Maturing June 30, 2017	$249	$248,362
Term Loan, 4.50%, Maturing June 30, 2017	1,194	1,189,150
Term Loan, Maturing March 28, 2018(2)	225	224,437

	N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015	$1,321	$1,324,132
Aveta Holdings, LLC
Term Loan, 8.50%, Maturing April 14, 2015	305	305,527
Term Loan, 8.50%, Maturing April 14, 2015	305	305,527
Biomet Inc.
Term Loan, 3.38%, Maturing March 25, 2015	2,993	2,964,915
CareStream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017	990	972,436
Catalent Pharma Solutions
Term Loan, 4.24%, Maturing September 15, 2016	2,274	2,254,403
Community Health Systems, Inc.
Term Loan, 2.63%, Maturing July 25, 2014	2,652	2,621,808
Term Loan, 3.99%, Maturing January 25, 2017	1,543	1,523,017
ConMed Corporation
Term Loan, 1.75%, Maturing April 12, 2013	626	614,767
Convatec Inc.
Term Loan, 5.75%, Maturing December 22, 2016	296	295,509
CRC Health Corporation
Term Loan, 4.97%, Maturing November 16, 2015	1,462	1,333,735
DJO Finance LLC
Term Loan, 5.24%, Maturing November 1, 2016	906	900,561
Term Loan, 6.25%, Maturing September 15, 2017	775	773,870
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	997	945,062
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018	499	499,863
Fenwal, Inc.
Term Loan, 2.74%, Maturing February 28, 2014	142	137,044
Term Loan, 2.74%, Maturing February 28, 2014	826	799,129
Grifols Inc.
Term Loan, 4.50%, Maturing June 1, 2017	1,316	1,316,640
Hanger Orthopedic Group, Inc.
Term Loan, 4.01%, Maturing December 1, 2016	591	587,406
HCA, Inc.
Term Loan, 3.72%, Maturing March 31, 2017	4,772	4,693,205
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018	4,214	4,187,676
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018	817	818,537
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018	323	327,552
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016	2,495	2,369,858
Term Loan, 6.75%, Maturing May 15, 2018	620	589,297
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	545	524,567
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016	1,545	1,556,962
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017	422	411,267
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017	1,897	1,881,818
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018	873	884,359
Physiotherapy Associates, Inc.
Term Loan, 7.50%, Maturing June 27, 2013	453	450,246

	N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Prime Healthcare Services, Inc.
Term Loan, 7.50%, Maturing April 22, 2015	$850	$843,734
Select Medical Corporation
Term Loan, 5.50%, Maturing May 25, 2018	1,464	1,430,999
Sunrise Medical Holdings B.V.
Term Loan, 7.50%, Maturing May 13, 2014	341	330,477
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	720	719,562
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016	1,966	1,967,102
Valeant Pharmaceuticals International
Term Loan, 3.75%, Maturing February 8, 2019	525	521,555
Vanguard Health Holding Co. II, LLC
Term Loan, 5.00%, Maturing January 29, 2016	993	995,372
VWR Funding, Inc.
Term Loan, 2.74%, Maturing June 30, 2014	1,759	1,749,265

		$49,390,710

Home Furnishings — 1.1%
Hunter Fan Company
Term Loan, 2.75%, Maturing April 16, 2014	$198	$185,192
National Bedding Company LLC
Term Loan - Second Lien, 5.25%, Maturing February 28, 2014	2,291	2,276,566
Oreck Corporation
Term Loan - Second Lien, 3.97%, Maturing March 19, 2016(4)	93	83,673
Yankee Candle Company, Inc. (The)
Term Loan, 4.25%, Maturing February 6, 2014	1,742	1,741,991

		$4,287,422

Industrial Equipment — 1.6%
Butterfly Wendel US, Inc.
Term Loan, 3.19%, Maturing June 23, 2014	$418	$416,614
Term Loan, 3.94%, Maturing June 22, 2015	571	568,445
Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019	574	574,999
Generac Power Systems
Term Loan, 3.75%, Maturing February 8, 2019	250	247,708
Grede LLC
Term Loan, Maturing April 3, 2017(2)	400	392,000
Kinetek Acquisition Corporation
Term Loan, 2.74%, Maturing November 11, 2013	42	40,788
Term Loan, 2.74%, Maturing November 11, 2013	410	402,153
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017	270	269,750
Polypore, Inc.
Term Loan, 2.25%, Maturing July 3, 2014	2,036	2,013,478
Schaeffler AG
Term Loan, 6.00%, Maturing January 27, 2017	600	603,525
Tank Intermediate Holding Corp.
Term Loan, 4.75%, Maturing April 15, 2016	453	453,396
Terex Corporation
Term Loan, 5.50%, Maturing April 28, 2017	348	351,841

		$6,334,697

	N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Insurance — 2.9%
Alliant Holdings I, Inc.
Term Loan, 3.47%, Maturing August 21, 2014	$954	$945,937
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018	3,568	3,538,763
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019	550	558,387
C.G. JCF Corp.
Term Loan, 3.25%, Maturing August 1, 2014	340	339,386
CCC Information Services, Inc.
Term Loan, 5.50%, Maturing November 11, 2015	597	599,491
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016	410	412,683
Hub International Limited
Term Loan, 2.97%, Maturing June 13, 2014	629	621,887
Term Loan, 2.97%, Maturing June 13, 2014	1,428	1,418,003
Term Loan, 6.75%, Maturing June 13, 2014	853	854,992
USI Holdings Corporation
Term Loan, 2.75%, Maturing May 5, 2014	1,419	1,396,727
Term Loan, 7.00%, Maturing May 5, 2014	975	982,800

		$11,669,056

Leisure Goods/Activities/Movies — 5.4%
AMC Entertainment, Inc.
Term Loan, 3.49%, Maturing December 15, 2016	$2,008	$1,990,726
Term Loan, 4.25%, Maturing February 22, 2018	499	495,009
AMC Networks Inc.
Term Loan, 4.00%, Maturing December 31, 2018	2,166	2,160,753
Bombardier Recreational Products, Inc.
Term Loan, 4.50%, Maturing June 28, 2016	1,493	1,493,409
Bright Horizons Family Solutions, Inc.
Term Loan, 4.28%, Maturing May 28, 2015	759	758,600
Carmike Cinemas, Inc.
Term Loan, 5.50%, Maturing January 27, 2016	1,709	1,719,181
Cinemark USA, Inc.
Term Loan, 3.57%, Maturing April 29, 2016	1,892	1,899,147
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016	544	547,893
Fender Musical Instruments Corp
Term Loan, 2.50%, Maturing June 9, 2014	576	551,932
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	987	988,845
Regal Cinemas, Inc.
Term Loan, 3.37%, Maturing August 23, 2017	2,568	2,562,152
Revolution Studios Distribution Company, LLC
Term Loan, 4.00%, Maturing December 21, 2014	468	341,689
SeaWorld Parks & Entertainment, Inc.
Term Loan, 2.99%, Maturing February 17, 2016	485	482,975
Term Loan, 4.00%, Maturing August 17, 2017	455	455,046
Term Loan, Maturing August 17, 2017(2)	325	325,100
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018	2,450	2,450,843
Town Sports International Inc.
Term Loan, 7.00%, Maturing May 11, 2018	452	458,710
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015	1,700	1,656,196

		$21,338,206

	N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Lodging and Casinos — 1.4%
Affinity Gaming, LLC
Term Loan, 10.00%, Maturing December 31, 2015	$715	$730,973
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018	495	496,147
Caesars Entertainment Operating Company
Term Loan, 5.49%, Maturing January 26, 2018	1,447	1,309,184
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013	446	447,867
Las Vegas Sands LLC
Term Loan, 2.75%, Maturing November 23, 2016	1,278	1,235,345
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018	571	571,460
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019	275	276,088
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 13, 2018	700	695,407

		$5,762,471

Nonferrous Metals/Minerals — 1.5%
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017	$2,255	$2,262,298
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019	500	504,375
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017	299	298,222
Term Loan, 4.00%, Maturing March 10, 2017	1,185	1,183,894
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.85%, Maturing May 8, 2016	1,771	1,782,054

		$6,030,843

Oil and Gas — 2.0%
Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017	$249	$249,994
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	94	94,264
Term Loan, 9.00%, Maturing June 23, 2017	1,228	1,260,363
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 20, 2018	550	560,771
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 21, 2017	1,300	1,276,979
Frac Tech International LLC
Term Loan, 6.25%, Maturing May 6, 2016	1,927	1,923,838
Gibson Energy
Term Loan, 5.75%, Maturing June 15, 2018	1,017	1,024,688
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	1,428	1,438,918

		$7,829,815

	N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Publishing — 4.6%
Ascend Learning
Term Loan, 7.00%, Maturing December 6, 2016	$965	$955,843
Black Press US Partnership
Term Loan, 2.49%, Maturing August 2, 2013	243	227,235
Term Loan, 2.49%, Maturing August 2, 2013	400	374,269
GateHouse Media Operating, Inc.
Term Loan, 2.25%, Maturing August 28, 2014	855	259,034
Term Loan, 2.25%, Maturing August 28, 2014	2,197	665,579
Term Loan, 2.50%, Maturing August 28, 2014	985	298,262
Getty Images, Inc.
Term Loan, 4.22%, Maturing November 13, 2015	275	276,318
Term Loan, 5.25%, Maturing November 7, 2016	2,697	2,713,750
Instant Web, Inc.
Term Loan, 3.62%, Maturing August 7, 2014	75	67,465
Term Loan, 3.62%, Maturing August 7, 2014	715	647,184
Interactive Data Corp
Term Loan, 4.50%, Maturing February 12, 2018	1,434	1,437,704
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018	3,598	3,530,284
Medianews Group
Term Loan, 8.50%, Maturing March 19, 2014	464	453,551
Nelson Education Ltd.
Term Loan, 2.97%, Maturing July 3, 2014	324	297,661
Newspaper Holdings Inc.
Term Loan, 2.06%, Maturing July 24, 2014	292	246,604
Nielsen Finance LLC
Term Loan, 3.99%, Maturing May 2, 2016	2,416	2,422,227
SGS International, Inc.
Term Loan, 3.75%, Maturing September 30, 2013	176	175,859
Term Loan, 3.75%, Maturing September 30, 2013	2,264	2,267,377
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing June 18, 2013	447	433,135
Term Loan, 15.00%, Maturing March 18, 2014(4)(6)	342	204,674
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014	125	115,086
Term Loan, 8.00%, Maturing September 29, 2014	112	102,299

		$18,171,400

Radio and Television — 2.3%
Clear Channel Communication
Term Loan, 3.89%, Maturing January 28, 2016	$787	$640,462
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018	2,044	2,053,519
Entercom Radio, LLC
Term Loan, 6.28%, Maturing November 23, 2018	243	246,071
LIN Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018	249	250,934
Local TV Finance, LLC
Term Loan, 4.25%, Maturing May 7, 2015	824	821,727
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016	990	993,671
Raycom TV Broadcasting, Inc.
Term Loan, 4.50%, Maturing May 31, 2017	447	439,926
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016	157	156,391
Term Loan, Maturing December 15, 2016(2)	168	167,784
Univision Communications Inc.
Term Loan, 2.24%, Maturing September 29, 2014	459	453,123
Term Loan, 4.49%, Maturing March 31, 2017	3,047	2,832,025

		$9,055,633

	N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Rail Industries — 0.1%
RailAmerica, Inc.
Term Loan, 4.00%, Maturing March 1, 2019	$400	$400,375

		$400,375

Retailers (Except Food and Drug) — 3.0%
99 Cents Only Stores
Term Loan, 7.75%, Maturing January 11, 2019	$200	$203,553
AMSCAN Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017	665	667,227
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018	645	639,480
Harbor Freight Tools USA, Inc.
Term Loan, 6.50%, Maturing December 22, 2017	1,763	1,781,547
J Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018	794	781,736
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018	1,142	1,136,846
Michaels Stores, Inc.
Term Loan, 5.07%, Maturing July 29, 2016	926	929,598
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018	1,525	1,524,047
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017	1,495	1,494,340
Pilot Travel Centers LLC
Term Loan, 4.25%, Maturing March 30, 2018	850	853,347
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017	465	465,635
ServiceMaster Company
Term Loan, 2.75%, Maturing July 24, 2014	89	88,305
Term Loan, 2.80%, Maturing July 24, 2014	895	886,733
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016	612	596,278

		$12,048,672

Steel — 0.2%
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	$322	$322,556
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018	496	496,250

		$818,806

Surface Transport — 1.0%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018	$1,000	$965,000
Term Loan, 3.75%, Maturing March 9, 2018	1,162	1,160,194
Swift Transportation Co. Inc.
Term Loan, 3.99%, Maturing December 21, 2016	1,000	1,003,113
Term Loan, 5.00%, Maturing December 15, 2017	975	982,618

		$4,110,925

	N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Telecommunications — 3.2%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016	$765	$709,190
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019	823	819,737
Intelsat Jackson Holdings S.A.
Term Loan, 5.25%, Maturing April 2, 2018	5,409	5,443,900
MetroPCS Wireless, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	2,918	2,902,074
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	447	446,625
Syniverse Technologies, Inc.
Term Loan, 5.25%, Maturing December 21, 2017	617	620,536
Telesat LLC
Term Loan, Maturing March 26, 2019(2)	1,875	1,876,641

		$12,818,703

Utilities — 3.3%
AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018	$1,262	$1,265,254
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014	757	766,543
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018	471	470,318
Term Loan, 4.50%, Maturing April 2, 2018	2,822	2,813,476
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016	1,246	1,278,958
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016	448	469,578
Equipower Resources Holdings LLC
Term Loan, 5.75%, Maturing January 26, 2018	241	227,061
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018	4,432	4,430,355
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.74%, Maturing October 10, 2017	2,261	1,262,752

		$12,984,295

Total Senior Floating-Rate Interests (identified cost $381,171,311)		$381,481,564

Corporate Bonds & Notes — 1.4%
Security	Principal Amount (000’s omitted)	Value
Chemicals and Plastics — 0.4%
Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20(7)	$1,000	$1,027,500
Ineos US Finance LLC, Sr. Notes
8.375%, 2/15/19(7)	575	609,500

		$1,637,000

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Containers and Glass Products — 0.3%
Berry Plastics Corp., Sr. Notes
5.322%, 2/15/15(8)	$1,000	$1,005,000

		$1,005,000

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Sr. Notes
8.50%, 2/15/20(7)	$1,125	$1,147,500

		$1,147,500

Utilities — 0.4%
Calpine Corp., Sr. Notes
7.875%, 1/15/23(7)	$1,475	$1,600,375

		$1,600,375

Total Corporate Bonds & Notes (identified cost $5,148,069)		$5,389,875

Common Stocks — 0.9%

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(9)(10)	15,250	$537,562

		$537,562

Diversified Manufacturing — 0.0%(11)
MEGA Brands, Inc.(10)	14,825	$97,965

		$97,965

Financial Intermediaries — 0.0%(11)
RTS Investor Corp.(4)(9)(10)	82	$6,579

		$6,579

Food Service — 0.0%
Buffets, Inc.(4)(10)	20,871	$0

		$0

Home Furnishings — 0.0%(11)
Oreck Corp.(4)(9)(10)	1,658	$101,387

		$101,387

Lodging and Casinos — 0.4%
Affinity Gaming, LLC(4)(9)(10)	41,797	$246,603
Tropicana Entertainment, Inc.(4)(9)(10)	71,982	1,148,113

		$1,394,716

Publishing — 0.4%
Ion Media Networks, Inc.(4)(9)(10)	399	$319,200
MediaNews Group, Inc.(4)(9)(10)	45,600	912,458
Source Interlink Companies, Inc.(4)(9)(10)	1,145	0
Star Tribune Media Holdings Co.(9)(10)	4,060	117,233

	N(000.000.000	N(000.000.000

Security	Shares	Value
SuperMedia, Inc.(9)(10)	14,751	35,255

		$1,384,146

Total Common Stocks (identified cost $3,267,754)		$3,522,355

Short-Term Investments — 1.3%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 4/2/12	$5,285	$5,285,144

Total Short-Term Investments (identified cost $5,285,144)		$5,285,144

Total Investments — 99.4% (identified cost $394,872,278)		$395,678,938

Less Unfunded Loan Commitments — (0.0)%(11)		$(91,071)

Net Investments — 99.4% (identified cost $394,781,207)		$395,587,867

Other Assets, Less Liabilities — 0.6%		$2,468,868

Net Assets — 100.0%		$398,056,735

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after March 31, 2012, at which time the interest rate will be determined.

(3)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(4)	For fair value measurement disclosure purposes, security is categoried as Level 3.

(5)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2012, the aggregate value of these securities is $4,384,875 or 1.1% of the Fund’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2012.

(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(10)	Non-income producing security.

(11)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at March 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$394,818,691

Gross unrealized appreciation	$6,465,589
Gross unrealized depreciation	(5,696,413)

Net unrealized appreciation	$769,176

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$380,910,602	$479,891	$381,390,493
Corporate Bonds & Notes	—	5,389,875	—	5,389,875
Common Stocks	133,220	654,795	2,734,340	3,522,355
Short-Term Investments	—	5,285,144	—	5,285,144
Total Investments	$133,220	$392,240,416	$3,214,231	$395,587,867

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Senior Floating-Rate Interests	Investments in Common Stocks	Total
Balance as of December 31, 2011	$321,989	$1,622,225	$1,944,214
Realized gains (losses)	89	—	89
Change in net unrealized appreciation (depreciation)	(117,219)	125,364	8,145
Cost of purchases(1)	12,474	—	12,474
Proceeds from sales(1)	(593)	—	(593)
Accrued discount (premium)	10,862	—	10,862
Transfers to Level 3*	305,268	986,751	1,292,019
Transfers from Level 3*	(52,979)	—	(52,979)

Balance as of March 31, 2012	$479,891	$2,734,340	$3,214,231

Change in net unrealized appreciation (depreciation) on investments still held as of March 31, 2012	$(117,269)	$125,364	$8,095

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments. Transfers from Level 3 to Level 2 were due to increased market trading activity resulting in the availability of significant observable inputs in determining the fair value of these investments.

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

VT Large-Cap Value Fund

March 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 98.0%

	N(000.000.000	N(000.000.000
Security	Shares	Value
Aerospace & Defense — 4.1%
Boeing Co. (The)	9,153	$680,709
General Dynamics Corp.	4,722	346,500
Honeywell International, Inc.	5,770	352,258
United Technologies Corp.	13,602	1,128,150

		$2,507,617

Auto Components — 0.6%
Johnson Controls, Inc.	10,994	$357,085

		$357,085

Automobiles — 0.7%
Ford Motor Co.	36,218	$452,363

		$452,363

Biotechnology — 1.3%
Amgen, Inc.	7,076	$481,097
Gilead Sciences, Inc.(1)	6,654	325,048

		$806,145

Capital Markets — 2.3%
Ameriprise Financial, Inc.	7,939	$453,555
Goldman Sachs Group, Inc. (The)	4,909	610,532
State Street Corp.	7,817	355,674

		$1,419,761

Chemicals — 0.5%
Air Products and Chemicals, Inc.	3,556	$326,441

		$326,441

Commercial Banks — 7.4%
Fifth Third Bancorp	32,215	$452,621
KeyCorp	52,498	446,233
PNC Financial Services Group, Inc.	12,695	818,700
Regions Financial Corp.	66,108	435,652
U.S. Bancorp	19,090	604,771
Wells Fargo & Co.	53,428	1,824,032

		$4,582,009

Computers & Peripherals — 3.7%
Apple, Inc.(1)	2,982	$1,787,620
Hewlett-Packard Co.	21,253	506,459

		$2,294,079

1

	N(000.000.000	N(000.000.000
Security	Shares	Value
Consumer Finance — 2.0%
American Express Co.	21,717	$1,256,546

		$1,256,546

Diversified Financial Services — 4.9%
Citigroup, Inc.	32,841	$1,200,339
JPMorgan Chase & Co.	39,936	1,836,257

		$3,036,596

Diversified Telecommunication Services — 3.2%
AT&T, Inc.	44,174	$1,379,554
CenturyLink, Inc.	15,011	580,175

		$1,959,729

Electric Utilities — 2.0%
American Electric Power Co., Inc.	15,610	$602,234
PPL Corp.	21,508	607,816

		$1,210,050

Food & Staples Retailing — 2.1%
CVS Caremark Corp.	28,816	$1,290,957

		$1,290,957

Food Products — 2.9%
Kraft Foods, Inc., Class A	17,798	$676,502
Nestle SA	7,397	465,394
Unilever NV - NY Shares	18,254	621,183

		$1,763,079

Health Care Equipment & Supplies — 1.1%
Covidien PLC	12,528	$685,031

		$685,031

Health Care Providers & Services — 3.2%
Humana, Inc.	4,006	$370,475
UnitedHealth Group, Inc.	27,492	1,620,378

		$1,990,853

Industrial Conglomerates — 2.7%
General Electric Co.	83,867	$1,683,211

		$1,683,211

Insurance — 5.4%
ACE, Ltd.	9,231	$675,709
MetLife, Inc.	17,212	642,868
Prudential Financial, Inc.	10,682	677,132
Travelers Companies, Inc. (The)	12,736	753,971
XL Group PLC	28,689	622,265

		$3,371,945

2

	N(000.000.000	N(000.000.000
Security	Shares	Value
IT Services — 1.6%
International Business Machines Corp.	4,796	$1,000,685

		$1,000,685

Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.	8,214	$463,105

		$463,105

Machinery — 1.3%
Deere & Co.	5,507	$445,516
PACCAR, Inc.	7,866	368,365

		$813,881

Media — 3.7%
Comcast Corp., Class A	20,791	$623,938
Time Warner, Inc.	10,264	387,466
Walt Disney Co. (The)	29,611	1,296,370

		$2,307,774

Metals & Mining — 2.2%
BHP Billiton, Ltd. ADR	9,545	$691,058
Freeport-McMoRan Copper & Gold, Inc.	18,136	689,893

		$1,380,951

Multi-Utilities — 3.0%
PG&E Corp.	7,190	$312,118
Public Service Enterprise Group, Inc.	21,993	673,205
Sempra Energy	14,831	889,267

		$1,874,590

Multiline Retail — 1.6%
Macy’s, Inc.	13,916	$552,883
Target Corp.	7,606	443,201

		$996,084

Oil, Gas & Consumable Fuels — 11.4%
Anadarko Petroleum Corp.	4,935	$386,608
Apache Corp.	3,102	311,565
Chevron Corp.	15,292	1,639,914
ConocoPhillips	13,335	1,013,593
Exxon Mobil Corp.	15,511	1,345,269
Hess Corp.	9,130	538,214
Marathon Oil Corp.	8,839	280,196
Occidental Petroleum Corp.	13,482	1,283,891
Peabody Energy Corp.	8,683	251,460

		$7,050,710

3

	N(000.000.000	N(000.000.000
Security	Shares	Value
Pharmaceuticals — 7.7%
Johnson & Johnson	25,013	$1,649,857
Merck & Co., Inc.	35,094	1,347,610
Pfizer, Inc.	77,153	1,748,287

		$4,745,754

Real Estate Investment Trusts (REITs) — 3.6%
AvalonBay Communities, Inc.	5,241	$740,815
Boston Properties, Inc.	6,947	729,366
Simon Property Group, Inc.	5,088	741,220

		$2,211,401

Road & Rail — 1.9%
Union Pacific Corp.	11,128	$1,196,037

		$1,196,037

Software — 4.2%
Microsoft Corp.	39,007	$1,257,976
Oracle Corp.	46,857	1,366,350

		$2,624,326

Specialty Retail — 2.7%
Bed Bath & Beyond, Inc.(1)	5,075	$333,783
TJX Companies, Inc. (The)	33,017	1,311,105

		$1,644,888

Tobacco — 1.2%
Philip Morris International, Inc.	8,591	$761,249

		$761,249

Wireless Telecommunication Services — 1.0%
Vodafone Group PLC ADR	22,419	$620,334

		$620,334

Total Common Stocks (identified cost $54,702,669)		$60,685,266

Total Investments — 98.0% (identified cost $54,702,669)		$60,685,266

Other Assets, Less Liabilities — 2.0%		$1,220,870

Net Assets — 100.0%		$61,906,136

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1) Non-income producing security.

4

The Fund did not have any open financial instruments at March 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$54,899,274

Gross unrealized appreciation	$7,367,564
Gross unrealized depreciation	(1,581,572)

Net unrealized appreciation	$5,785,992

5

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

At March 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$5,758,194	$—		$—	$5,758,194
Consumer Staples	3,349,891	465,394		—	3,815,285
Energy	7,050,710	—		—	7,050,710
Financials	15,878,258	—		—	15,878,258
Health Care	8,690,888	—		—	8,690,888
Industrials	6,200,746	—		—	6,200,746
Information Technology	5,919,090	—		—	5,919,090
Materials	1,707,392	—		—	1,707,392
Telecommunication Services	2,580,063	—		—	2,580,063
Utilities	3,084,640	—		—	3,084,640
Total Common Stocks	$60,219,872	$465,394	*	$—	$60,685,266
Total Investments	$60,219,872	$465,394		$—	$60,685,266

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

7

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 25, 2012